OTHER LIABILITIES - Significant weighted average assumptions (Details)	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Executives Plan
Significant weighted average assumptions
Discount rate (as a percent)	3.80%	3.30%	3.80%
Retirement Program
Significant weighted average assumptions
Discount rate (as a percent)	3.50%	3.00%	3.30%
Retirement Program | Minimum
Significant weighted average assumptions
Termination of employment per annum	0.53%	0.65%
Retirement Program | Maximum
Significant weighted average assumptions
Termination of employment per annum	2.58%	10.00%